Consolidated Statements of Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Shares at Mar. 31, 2012	125,460,867
Beginning Balance, Amount at Mar. 31, 2012	$ 19,262,796	$ 2,825,571	$ (20,112,481)	$ 433,814
Shares issued, shares	10,000,000
Shares issued, amount	$ 100,000
Stock options granted		40,169
Net income			(201,019)		$ (201,019)
Cumulative translation adjustment				(194,758)	(165,794)
Ending Balance, Shares at Mar. 31, 2013	135,460,867
Ending Balance, Amount at Mar. 31, 2013	$ 19,362,796	2,865,740	(20,313,500)	239,056	2,154,092
Shares issued, amount					100,000
Stock options granted		78,226			40,169
Net income			(351,342)		(351,342)
Cumulative translation adjustment				(174,542)	$ (194,758)
Ending Balance, Shares at Mar. 31, 2014	135,460,867				135,460,867
Ending Balance, Amount at Mar. 31, 2014	$ 19,362,796	2,943,966	(20,664,842)	64,514	$ 1,706,434
Shares issued, shares	8,383,022
Shares issued, amount	$ 69,999
Stock options granted		11,899			78,226
Net income			(236,748)		(236,748)
Cumulative translation adjustment				(361,554)	$ (361,554)
Ending Balance, Shares at Mar. 31, 2015	14,384,389				143,843,889
Ending Balance, Amount at Mar. 31, 2015	$ 19,432,795	$ 2,955,865	$ (20,901,590)	$ (297,041)	$ 1,190,030